Other Financial Assets	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Other Financial Assets

(8) Other Financial Assets

Other financial assets as of March 31, 2018 and 2019 consist of the following:

	Yen (millions)
	2018	2019
Financial assets measured at amortized cost:
Receivables other than trade receivables and receivables from financial services	¥115,046	¥118,256
Debt securities	104,286	54,964
Guaranty deposits	14,234	13,098
Restricted cash	48,230	66,555
Other	9,225	9,776
Allowance for impairment losses	(10,145)	(4,233)
Financial assets measured at fair value through other comprehensive income:
Debt securities	—	10,495
Equity securities	210,682	207,035
Financial assets measured at fair value through profit or loss:
Derivatives	88,345	46,397
Debt securities	69,829	58,080

Total	¥649,732	¥580,423

Current assets	¥213,177	¥163,274
Non-current assets	436,555	417,149

Total	¥649,732	¥580,423

The changes in the allowance for impairment losses on other financial assets for the years ended March 31, 2017, 2018 and 2019 are as follows:

	Yen (millions)
	2017	2018	2019
Balance at beginning of year	¥11,731	¥10,964	¥10,145

Remeasurement	¥219	¥343	¥284
Write-offs	(936)	(1,179)	(6,194)
Exchange differences on translating foreign operations	(50)	17	(2)

Balance at end of year	¥10,964	¥10,145	¥4,233

Comparative amounts for the years ended March 31, 2017 and 2018 represent the allowance for impairment losses under IFRS 9 (2013). The allowance for impairment losses on other financial assets for the year ended March 31, 2019 is mainly for credit-impaired financial assets.

Major securities included in the equity securities designated as financial assets measured at fair value through other comprehensive income as of March 31, 2018 and 2019 are as follows:

As of March 31, 2018

Yen (millions)
Fair value
Sirius XM Holdings Inc.	¥62,207
Stanley Electric Co., Ltd.	36,295
Mitsubishi UFJ Financial Group, Inc.	10,108
Shindengen Electric Manufacturing Co., Ltd.	9,394
NIPPON SEIKI CO., LTD.	7,247
Daido Steel Co., Ltd.	7,101

As of March 31, 2019

Yen (millions)
Fair value
GM Cruise Holdings LLC	¥83,242
Stanley Electric Co., Ltd.	27,475
Mitsubishi UFJ Financial Group, Inc.	7,976
NIPPON SEIKI CO., LTD.	6,714
NIKKON Holdings Co., Ltd.	6,414
Tokio Marine Holdings, Inc.	5,859

Honda sells (derecognizes) the equity securities designated as financial assets measured at fair value through other comprehensive income to improve efficiency and effectiveness in the utilization of resources.

The fair values at the date of derecognition and cumulative net gains or losses recognized in other comprehensive income in equity for the years ended March 31, 2017, 2018 and 2019 are as follows:

	Yen (millions)
	2017	2018	2019
Fair value	¥2	¥431	¥61,038
Cumulative net gain or loss	¥(1)	¥302	¥39,382